RELATED PARTY TRANSACTIONS (Details - Schedule of related parties)	12 Months Ended
Mar. 31, 2023
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Name of related party	Ms. Fan Zhou
Relationship to the Company	Controlling shareholder of the Company
Langton [Member]
Related Party Transaction [Line Items]
Name of related party	China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)
Relationship to the Company	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
Kelly Xu [Member]
Related Party Transaction [Line Items]
Name of related party	Kelly Xu
Relationship to the Company	Operation manager and minority shareholder of Lowell
Rusheng Wu [Member]
Related Party Transaction [Line Items]
Name of related party	Rusheng Wu
Relationship to the Company	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool